Expense Example - Access Flex Bear High Yield ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	2,129	3,891	7,589	281	2,383	4,244	8,014